Group plc balance sheet - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Intangible assets	£ 14,393	£ 14,455
Property, plant and equipment	17,835	17,000
Derivative financial instruments	1,481	1,312
Associates and joint ventures	47	38
Trade and other receivables	445	317
Contract assets	249
Deferred tax assets	1,347	1,326
Non current assets	49,316	47,802
Current assets
Programme rights	310	272
Inventories	369	239
Trade and other receivables	3,238	4,029
Contract assets	1,353
Current tax receivable	110	77
Derivative financial instruments	111	197
Cash and cash equivalents	1,664	521
Current assets	10,730	8,559
Current liabilities
Loans and other borrowings	3,140	2,298
Derivative financial instruments	48	50
Trade and other payables	5,827	7,190
Contract liabilities	1,225
Provisions	424	603
Current liabilities	10,679	10,224
Total assets less current liabilities	49,367	46,137
Non-current liabilities
Loans and other borrowings	15,837	13,038
Derivative financial instruments	892	787
Contract liabilities	200
Retirement benefit obligations	7,182	6,847
Other payables	1,479	1,326
Deferred tax liabilities	1,407	1,340
Provisions	582	452
Non current liabilities	27,579	23,790
Equity
Ordinary shares	2,172	2,172
Share premium	8,000	8,000
Other reserves	1,425	1,241
Retained earnings	10,191	10,934
Total shareholders equity	21,788	22,347
Total equity and Liabilities	49,367	46,137
British Telecommunications plc [Member]
Non-current assets
Intangible assets	2,076	2,031
Property, plant and equipment	14,842	13,995
Derivative financial instruments	1,481	1,312
Associates and joint ventures	19,192	23,889
Other investments	14,730	14,805
Trade and other receivables	200	134
Contract assets	15
Deferred tax assets	1,172	1,127
Non current assets	53,708	57,293
Current assets
Programme rights	310	272
Inventories	106	72
Trade and other receivables	1,915	2,300
Contract assets	265
Current tax receivable	646	217
Derivative financial instruments	113	201
Other investments	5,293	5,748
Cash and cash equivalents	1,445	288
Current assets	10,093	9,098
Current liabilities
Loans and other borrowings	14,854	18,494
Derivative financial instruments	48	50
Trade and other payables	3,684	4,239
Contract liabilities	797
Provisions	280	428
Current liabilities	19,663	23,211
Total assets less current liabilities	44,138	43,180
Non-current liabilities
Loans and other borrowings	17,613	14,916
Derivative financial instruments	892	787
Contract liabilities	96
Retirement benefit obligations	6,740	6,434
Other payables	1,974	1,888
Deferred tax liabilities	966	918
Provisions	304	291
Non current liabilities	28,585	25,234
Equity
Ordinary shares	2,172	2,172
Share premium	8,000	8,000
Other reserves	824	703
Retained earnings	4,557	7,071
Total shareholders equity	15,553	17,946
Total equity and Liabilities	£ 44,138	£ 43,180